Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Operating Activities:
Net loss	$ (3,285,410)	$ (10,614,118)	$ (14,591,675)	$ (6,108,117)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	510	844	1,014	4,207
Change in fair value derivative liability	72,065	0	124,542	0
Impairment of assets under construction	0	0	48,998	244,284
Stock issued for services	138,986	380,683	2,902,764	1,018,090
Stock issued for bonuses	0	0	920,399	0
Loss on settlement of debt	0	728,328	1,105,203	412,374
Warrant Expense	0	6,769,562	6,769,562	0
Amortization of debt discount	343,731	44,960	44,960	1,644,957
Changes in assets and liabilities:
Other current assets	0	0	0	24,542
Prepaid expenses	5,000	28,808	5,549	(21,326)
Accounts payable and accrued expenses	1,171,630	1,574,149	1,199,515	723,110
Net Cash Used In Operating Activities	(1,553,488)	(1,086,784)	(1,469,169)	(2,057,879)
Cash Flow From Investing Activities:
Cash paid to TetriDyn Solutions, Inc.	0	4,512	4,512	0
Assets under construction	(30,000)	(72,853)	(95,352)	(119,722)
Cash paid to TetriDyn Solutions, Inc.	0	(49,773)	(49,773)	0
Net Cash Used In Investing Activities	(30,000)	(118,114)	(140,613)	(119,722)
Cash Flows From Financing Activities:
Repayment of notes payable - related party	(64,376)	(25,000)	(64,432)	(5,000)
Repayment of government loans	0	0	(4,539)	0
Repayment of notes payable	(3,880)	0	0	0
Proceeds from note payable	499,156	0	490,000	999,025
Proceeds from convertible note payable	615,087	80,000	80,000	0
Proceeds from notes payable - related party	0	200,000	844,178	0
Proceeds from due to related party	0	281,746	0	36,822
Proceeds from issuance of common stock	121,140	45,000	45,000	1,031,750
Proceeds from exercise of warrants	9,520	748,535	748,535	0
Stock repurchased from related parties	0	(111,440)	(111,440)	0
Repayment of capital lease	0	0	0	(2,530)
Net Cash Provided by Financing Activities	1,176,647	1,218,841	2,027,302	2,060,067
Net (decrease) increase in cash and cash equivalents	(406,841)	13,943	417,520	(117,534)
Cash and cash equivalents at beginning of year	425,015	7,495	7,495	125,029
Cash and Cash Equivalents at End of Period	18,174	21,438	425,015	7,495
Supplemental disclosure of cash flow information
Cash paid for interest expense	32,432	18,012	17,162	45,849
Cash paid for income taxes	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Debt discount on note payable	34,975	0	41,044	0
Convertible note payable - related party converted to common stock	0	81,342	80,275	0
Note Payable and accrued interest converted into common stock	0	653,230	878,292	0
Note Payable and accrued interest - related party converted into common stock	0	826,231	668,500	0
Convertible note payable converted to common stock	18,190	0	0	0
Reclassification of derivative liability	13,370	0	13,370	13,370
Accrued interest on related-party note converted to common stock	0	0	0	171,823
Exercise of warrants in lieu of repayment of related-party note payable	0	0	0	2,000,000
Debt discount on related-party note payable and extension of warrants	0	0	0	1,008,610
Accounts payable converted into common stock	$ 0	$ 0	$ 326,250	$ 0